Income Taxes (Details)		12 Months Ended
	Feb. 22, 2008	Dec. 31, 2018 USD ($) jurisdiction $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Components of income before income taxes
Income before income tax expenses		$ 668,842,000	$ 417,111,000	$ 109,980,000
Add: loss from non-China operations		43,266,000	52,261,000	60,193,000
Income from China operations		712,108,000	469,372,000	170,173,000
Income tax expense applicable to China operations		$ 96,222,000	$ 66,746,000	$ 4,316,000
Effective tax rate for China operations (as a percent)		13.50%	14.20%	2.50%
Impairment on investments		$ 23,557,000	$ 4,747,000	$ 31,586,000
Reclassification from accounts payable to income tax payable in balance sheet			70,900,000
Reclassification from accounts payable to income tax payable in operating activities of consolidated statement of cash flows.		$ 21,000,000	$ 62,300,000	$ 5,100,000
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Composition of income tax expenses for China operations
Deferred tax (benefits)/provisions		$ 4,438,000	$ (1,503,000)	$ (4,630,000)
Current income tax expenses		91,784,000	68,249,000	8,946,000
Income tax expenses		$ 96,222,000	$ 66,746,000	$ 4,316,000
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)		(12.10%)	(11.60%)	(29.60%)
Permanent differences (as a percent)		0.60%	0.20%	1.20%
Change in valuation allowance (as a percent)		0.00%	0.60%	5.90%
Effective tax rate for China operations (as a percent)		13.50%	14.20%	2.50%
Deferred tax assets:
Net operating loss carry forwards		$ 4,180,000	$ 10,280,000
Less: valuation allowance		(4,180,000)	(10,280,000)
Depreciation, accounts receivable, accrued and other liabilities		25,327,000	19,931,000
Less: valuation allowance		(13,419,000)	(11,629,000)
Net deferred tax assets (included in other assets)		11,908,000	8,302,000
Deferred tax liabilities:
Acquired intangible assets		2,310,000	129,000
Depreciation		702,000	527,000
Investment gain		9,565,000
Others			1,224,000
Total deferred tax liabilities		12,577,000	1,880,000
Valuation allowance on deferred tax assets		$ 17,600,000	21,900,000
Historical rate for valuing deferred tax assets (as a percent)		25.00%
Net operating loss carryforwards expired amount		$ 18,600,000
Net operating loss carryforwards utilized amount		0
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Effect of tax exemption				$ 50,400,000
Effect of preferential tax treatment		$ 77,200,000	$ 52,600,000
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares		$ 0.39	$ 0.25	$ 0.23
Weibo Technology | key software enterprise
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Preferential tax treatment recognized		$ 10,800,000
Non-China
Components of income before income taxes
Impairment on investments				$ (23,800,000)
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Components of income before income taxes
Income tax rate (as a percent)		16.50%	16.50%	16.50%
Net operating loss carry forwards		$ 1,400,000
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		16.50%	16.50%	16.50%
China
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 16,700,000	$ 41,100,000
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | Software enterprise
Components of income before income taxes
Period of income tax exemption	2 years
Reduction in preferential tax rate (as a percent)	50.00%
Preferential statutory rate (as a percent)	12.50%	12.50%	12.50%
Period of reduced preferential income tax rate	3 years
China | key software enterprise
Components of income before income taxes
Preferential statutory rate (as a percent)			10.00%